Leases	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
LEASES
NOTE 10:-	LEASES

a.	Disclosures for leases in which the Company acts as lessee:

1.	The Group companies have entered into leases of buildings and motor vehicles which are used for their ongoing operations.

2.	The Company’s leases of buildings have a lease term of 2-10 years whereas leases of motor vehicles have lease terms of 3-4 years.

3.	Information on leases:

	Year ended December 31,
	2022	2021	2020
	USD in thousands

Interest expense on lease liabilities	258	210	5
Expenses on short-term leases	-	-	52
Total cash outflow for leases	2,240	1,175	57

b.	Lease extension and termination options:

The Company has leases that include both extension and termination options. These options provide flexibility in managing the leased assets and align with the Company’s business needs.

The Company exercises significant judgement in deciding whether it is reasonably certain that the extension and termination options will be exercised.

In leases that contain noncancelable lease periods of 3-10 years, the Company did not include in the lease term the exercise of extension options existing in the lease agreements.

In leases of motor vehicles, the Company does not include in the lease term the exercise of extension options since the Company does not ordinarily exercise options that extend the lease period beyond five years (without the extension option).

c.	Disclosures in respect of right-of-use assets, net:

2022

	Office lease	Motor Vehicles	Total
	USD in thousands
Cost:

Balance as of January 1, 2022	7,510	1,262	8,772
Additions during the year:
New leases	243	711	954
Adjustments arising from indexation	379	-	379
Adjustments arising from translating financial statements from functional currency to presentation currency	(901)	(179)	(1,080)

Balance as of December 31, 2022	7,231	1,794	9,025

Accumulated depreciation:

Balance as of January 1, 2022	168	369	537
Additions during the year:
Depreciation in the year	1,445	695	2,140
Adjustments arising from translating financial statements from functional currency to presentation currency	(85)	(74)	(159)

Balance as of December 31, 2022	1,528	990	2,518

Depreciated cost as of December 31, 2022	5,703	804	6,507

2021

	Office lease	Motor Vehicles	Total
	USD in thousands
Cost:

Balance as of January 1, 2021	168	-	168
Additions during the year:
Initial consolidation of subsidiaries	3,790	1,248	5,038
New leases	5,542	-	5,542
Disposals during the year:
Terminated leases	(2,211)	-	(2,211)
Adjustments arising from translating financial statements from functional currency to presentation currency and indexation	221	14	235

Balance as of December 31, 2021	7,510	1,262	8,772

Accumulated depreciation:

Balance as of January 1, 2021	84	-	84
Additions during the year:
Depreciation in the year	214	355	569
Disposals during the year:
Terminated leases	(136)	-	(136)
Adjustments arising from translating financial statements from functional currency to presentation currency	6	14	20

Balance as of December 31, 2021	168	369	537

Depreciated cost as of December 31, 2021	7,342	893	8,235

d.	As for an analysis of maturity dates of lease liabilities, see Note 16c below.

e.	The Company has leases of motor vehicles for a period of up to 12 months and low value leases of office furniture. The Company applies the practical expedient in IFRS 16 in respect of these leases and recognizes lease payments as an expense using the straight-line method over the lease term.

f.	Lease commitments:

1.	In May 2017, the Company entered into a lease of offices in an area of 1,600 sq.m. in the city of Or Yehuda, Israel. The lease is for a period of ten years with an option for extension by another five years. The monthly lease fees are approximately NIS 110 thousand (USD 22 thousand), linked to the CPI of May 2017 with the addition of VAT. The lease period began on April 1, 2018.

2.	In 2019, the Company entered into an agreement for the lease of offices in Tel-Aviv for a period of two years with an option for extension by another two years. In 2022 the Company extended the agreement for two more years. The lease fees are approximately NIS 18 thousand (USD 5 thousand) a month linked to the CPI plus VAT. The lease period began on June 19, 2022 and ended on June 15, 2023.

3.	In 2021, the Company entered into an agreement for the lease of offices in Tel-Aviv for a period of five years with an option for extension by another five years. The lease fees are approximately NIS 300 thousand (USD 93 thousand) a month linked to the CPI month plus VAT. The lease period began on August 15, 2021.